Other Assets (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Other Assets [Line Items]
Unamortized fees on long-term debt	44	45
Contracted customer incentives	6	8
Long-term materials	31	18
Long-term receivables (Note 26)	28	3
Prepaid leases	9	9
Deferred hedging gains (Note 19)	19	8
Other	63	50
Total other assets	200	141